Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Latitude Management Real Estate Capital IV, Inc. (the “Company”)
Wells Fargo Securities, LLC (together, the “Specified Parties”)

Re: LMREC 2021-CRE4, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company in an electronic data file titled “LMREC 2021-CRE4 Data Tape.xlsx” provided to us on April 29, 2021 (the “Data File”) containing information on 32 Mortgage Assets (the “Mortgage Assets”) and the related 35 Mortgaged Properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for LMREC 2021-CRE4, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in May 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform procedures upon and are listed in the Attributes column of Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform recomputation procedures upon and are listed in the Attributes column of Attachment B.
•	The term “Calculation Methodology” means the calculation methodology listed in the Calculation Methodology column of Attachment B for each of the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.115% which we were instructed to use by the Company where applicable in the Calculation Methodology.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Assets and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, materiality thresholds, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, material thresholds, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, material thresholds, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
April 29, 2021

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Certified Rent Roll, STAR Report, Appraisal
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Certified Rent Roll, STAR Report, Appraisal
Occupancy Source Date	Underwritten Rent Roll, Certified Rent Roll, STAR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Promissory Note, Loan Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note
Principals (Individuals)	Guaranty, Organization Chart, Loan Agreement
Related Borrower (Y/N)	Guaranty, Loan Agreement
Commitment Original Balance ($)	Loan Agreement, Promissory Note
Initial Funded Amount ($)	Loan Agreement, Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement, Promissory Note
Requested or Mandatory Future Funding Draws Prior to Closing	Future Funding Requests Schedule prepared by the Company
Note Date	Loan Agreement, Promissory Note
A-1

ATTACHMENT A

Attribute	Source Document(s)
First Payment Date	Loan Agreement, Promissory Note
Initial Maturity Date	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Extension Options	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
1st Extension Option Description	Loan Agreement, Promissory Note
2nd Extension Option Description	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
First Extension Fee ($)	Loan Agreement, Promissory Note
First Extension Floor	Loan Agreement, Promissory Note
First Extension Cap	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Fee ($)	Loan Agreement, Promissory Note
Second Extension Floor	Loan Agreement, Promissory Note
Second Extension Cap	Loan Agreement, Promissory Note
Exit Fee ($) At Maturity	Loan Agreement, Promissory Note
Exit Fee Description	Loan Agreement, Promissory Note
Exit Fee Balance	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Index for Floating Rate	Loan Agreement, Promissory Note
Fully Funded Mortgage Loan Margin %	Loan Agreement, Promissory Note
Rounding Factor (4)	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
LIBOR Floor %	Loan Agreement, Promissory Note
LIBOR Cap Strike Price % (Cut-off Date)	LIBOR Cap Confirmation
A-2

ATTACHMENT A

Attribute	Source Document(s)
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Cap Expiration	LIBOR Cap Confirmation
Interest Accrual Basis	Loan Agreement, Promissory Note
Interest Rate Change	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Lockout Date	Loan Agreement, Promissory Note
Yield Maintenance End Date	Loan Agreement, Promissory Note
Original Prepayment Provision	Loan Agreement, Promissory Note
Remaining Prepayment Provision	Loan Agreement, Promissory Note
Original Yield Maintenance or Minimum Interest Term	Loan Agreement, Promissory Note
Rate for Prepayment Protection	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Style	Amortization Schedule prepared by the Company, Loan Agreement
Amort Constant Number of Months	Amortization Schedule prepared by the Company, Loan Agreement
Amortization Rate	Amortization Schedule prepared by the Company, Loan Agreement
Amortization Rate Mechanics	Amortization Schedule prepared by the Company, Loan Agreement
Amortization Constant Basis	Amortization Schedule prepared by the Company, Loan Agreement
Amortization Rate Basis	Amortization Schedule prepared by the Company, Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Appraisal Report Date	Appraisal Report
Appraisal As-Is Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal As-Is NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Lien Position	Title Policy, Deed of Trust, Promissory Note
Full Recourse (Y/N/Partial)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy, Deed of Trust, Promissory Note
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
A-5

ATTACHMENT A

Attribute	Source Document(s)
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement, Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Environmental Escrow (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
Replacement Reserve (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Replacement Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Monthly TI/LC Reserve ($)	Servicer Report, Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Cut-off Interest Reserve ($)	Servicer Report, Loan Agreement, Settlement Statement
Interest Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Springing Interest Reserve Description	Loan Agreement, Settlement Statement
Cut-off Renovation Reserve ($)	Servicer Report, Loan Agreement, Settlement Statement
Renovation Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Springing Renovation Reserve Description	Loan Agreement, Settlement Statement
Cut-off Other Reserve 1 ($)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 1 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement, Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, Promissory Note
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
A-7

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
Senior Debt Amount	Loan Agreement, Promissory Note
Senior Debt Holder	Loan Agreement, Promissory Note
Senior Debt Rate	Loan Agreement, Promissory Note
Floor	Loan Agreement, Promissory Note
Maturity	Loan Agreement, Promissory Note
Amort	Loan Agreement, Promissory Note
In-place Senior Debt Service	Loan Agreement, Promissory Note
As Stabilized Senior Debt Service	Loan Agreement, Promissory Note
Cut-off Date Total Debt Balance	Servicer Report, Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Permitted Future Debt (Y/N)	Loan Agreement, Promissory Note
Type	Loan Agreement, Promissory Note
Amort Start Date	Loan Agreement, Promissory Note
A-8

ATTACHMENT A

Attribute	Source Document(s)
Total Principal Payments as of Maturity Date	Amortization Schedule, Servicer Report, Loan Agreement, Promissory Note
Reserve Funding at Closing	Loan Agreement, Settlement Statement

A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Rounded Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Adjusted Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)	For all Mortgage Assets for which Amortization Type During Initial Term is “Amortizing Balloon,” an annuity payment calculation using the Adjusted Mortgage Loan Cut-off Date Balance ($), Amort Constant Number of Months and Amortization Rate
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Adjusted Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Adjusted Mortgage Loan Cut-off Date Balance ($)
Adjusted Mortgage Loan Cut-off Date Balance ($)	Adjusted Mortgage Loan Cut-off Date Balance ($) plus Requested or Mandatory Future Funding Draws Prior to Closing
Mortgage Loan % of Total Cut-off Date Balance	Adjusted Mortgage Loan Cut-off Date Balance ($) divided by the sum of Adjusted Mortgage Loan Cut-off Date Balance ($) for all Mortgage Assets
Mortgage Loan Balloon Payment ($)	Commitment Original Balance ($) minus Total Principal Payments as of Maturity Date
Mortgage Loan Cut-off Date Balance / Unit ($)	Adjusted Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date. For Mortgage Assets where the Initial Maturity Date is on a date other than the monthly payment date, we were instructed by the Company to assume that there was only one payment in the final month.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the Cut-off Date and the First Payment Date
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date. For Mortgage Assets where the Fully Extended Maturity Date is on a date other than the monthly payment date, we were instructed by the Company to assume that there was only one payment in the final month
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
First Extension Fee %	First Extension Fee ($) divided by Commitment Original Balance ($)
Second Extension Fee %	Second Extension Fee ($) divided by Commitment Original Balance ($)
Exit Fee % At Maturity as a % of Commitment Original Balance	Exit Fee ($) At Maturity divided by Commitment Original Balance ($)
Mortgage Rate Floor	The sum of Libor Floor % and Fully Funded Mortgage Loan Margin %, rounded by the respective Rounding Direction and Rounding Factor (4)
Mortgage Rate Cap	The sum of the applicable LIBOR Cap Strike Price % (Cut-off Date) and the Fully Funded Mortgage Loan Margin %, rounded by the respective Rounding Direction and Rounding Factor (4)
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Direction and Rounding Factor (4), subject to the Mortgage Rate Floor
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by the sum of Cut-off Date Subordinate Debt/Mezz Loan Bal ($) and Adjusted Mortgage Loan Cut-off Date Balance ($)
IO Number of Months through Initial Term	For all Mortgage Assets for which Amortization Type During Initial Term is “Interest-only, Balloon,” number of payments between and including the Initial Maturity Date and the First Payment Date. For all Mortgage Assets for which Amortization Type During Initial Term is “Interest-only, Amortizing Balloon,” source from Loan Agreement
IO Number of Months through Fully Extended Loan Term	Fully Extended Loan Term (Original) less the number of payments between and including the Fully Extended Maturity Date and the Amort Start Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Adjusted Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Initial Funding (As-Is) LTV Ratio	Initial Funded Amount ($) less Reserve Funding at Closing, divided by As-Is Appraised Value
Cut-off Date (As-Is) LTV Ratio including all funded reserves	Adjusted Mortgage Loan Cut-off Date Balance ($) divided by the sum of As-Is Appraised Value, the difference between Adjusted Mortgage Loan Cut-off Date Balance ($) and Initial Funded Amount ($), and Reserve Funding at Closing
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Adjusted Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Adjusted Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Subject to a minimum of 0.0%, Underwritten NOI divided by Adjusted Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Subject to a minimum of 0.0%, Underwritten NCF divided by Adjusted Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	For all Mortgage Assets with no Cut-off Date Subordinate Debt/Mezz Loan Bal ($), equal to the applicable Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
Fully Funded Mortgage Loan Debt Service	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($)
Principal balance at Maturity Date	Commitment Original Balance ($) minus Total Principal Payments as of Maturity Date
B-4

ATTACHMENT C

INSTRUCTIONS

1.	The Mortgage Assets City Heights Homewood Apartments, Coronado Villas, Spanish Trace, Stone Manor, Sacramento Industrial, Charter House, and Clear Creek Estates were not closed as of the date of this report. Therefore, we were not provided the final Loan Agreement, Promissory Note, Deed of Trust, Cash Management Agreement, Title Policy, LIBOR Cap Confirmation, Management Agreement, Settlement Statement, Servicer Report, Amortization Schedule, Insurance Certificate, Opinion of Counsel, Guaranty, Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Certified Rent Roll, Appraisal Report, Engineering Report, Seismic Report or Environmental Report for the unclosed Mortgage Assets. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Documents.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s) or Recomputed Attribute(s):
Property Name(s)	Compared Attribute or Recomputed Attribute(s)	Company Instruction
HIE San Jose, Centro Studio Homes, Merchants Walk Apartments, Monterey Apartments, Carob Tree Apartments, Terrace View Apartments, Flats at McCullough Station, Molino II, Village Apartments, Square at Forest Acres, Quinn, Teruko Springs Apartments, Retama Trace	Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR, Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
HIE San Jose	Insurance Escrow (Monthly)	Source annual insurance from disbursement statement and divide by 12
HIE San Jose, Home2Suites Phoenix	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Annual Debt Service Payment (P&I)
HIE San Jose, Home2Suites Phoenix	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Annual Debt Service Payment (P&I)
HIE San Jose, Home2Suites Phoenix	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Annual Debt Service Payment (P&I)
HIE San Jose, Home2Suites Phoenix	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Annual Debt Service Payment (P&I)

C-1